Segment Data (Narrative) (Detail) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Geographic Areas Revenues From External Customers [Abstract]
Revenues derived from foreign operations	$ 1,630,034,000	$ 1,694,367,000	$ 1,587,522,000	$ 1,618,097,000	$ 1,343,058,000	$ 1,696,336,000	$ 1,587,331,000	$ 1,602,494,000	$ 1,360,723,000	$ 4,602,736,000	$ 4,548,677,000	$ 6,243,044,000	$ 6,246,884,000	$ 6,161,352,000
Foreign Operations [Member]
Geographic Areas Revenues From External Customers [Abstract]
Revenues derived from foreign operations												1,700,000,000	1,700,000,000	1,800,000,000
Geographic Areas Long Lived Assets [Abstract]
Identifiable long-lived assets derived from foreign operations		760,500,000				805,200,000						760,500,000	805,200,000	797,700,000
Us Operations [Member]
Geographic Areas Revenues From External Customers [Abstract]
Revenues derived from foreign operations												4,500,000,000	4,500,000,000	4,300,000,000
Geographic Areas Long Lived Assets [Abstract]
Identifiable long-lived assets derived from foreign operations		$ 2,100,000,000				$ 2,200,000,000						$ 2,100,000,000	$ 2,200,000,000	$ 2,300,000,000